GOODWILL AND OTHER INTANGIBLES - Narrative (Details) - USD ($)		12 Months Ended
	Oct. 01, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Intangible Asset, Goodwill and Other [Abstract]
Impairment of goodwill	$ 0
Intangibles not subject to amortization		$ 0	$ 0
Amortization of intangibles		$ 34,896,000	$ 38,202,000	$ 39,477,000